Intangible assets, net (Tables)	9 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	March 31, 2024	June 30, 2023
Covenant not to compete	$3,459,120	$3,459,120
Supplier relationships	1,179,246	1,179,246
Software	534,591	534,591
Accumulated amortization	(1,379,915)	(892,886)
Total	$3,793,042	$4,280,071

Schedule of amortization expense

Year Ending June 30,	Amount
2024	$162,343
2025	649,371
2026	649,371
2027	609,277
2028	468,750
Thereafter	1,253,930
Intangible assets, net	$3,793,042